Noncontrolling Interests (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable noncontrolling interests in the Operating Partnership
Redeemable noncontrolling interests in the OP, December 31, 2010				$ 119,057				$ 98,758	$ 119,057	$ 98,758
Mark to market adjustment to redeemable noncontrolling interests in the OP									13,978	48,236	15,519
Conversion of OP units to UDR Common Stock									(287)	(18,429)	(21,117)
Repurchase of OP Units from redeemable noncontrolling interests									0	(327)
Net income/loss attributable to redeemable noncontrolling interest in the OP									395	(3,835)	(4,282)
OP units issued for partial consideration in community acquisition									111,034
Distributions to redeemable noncontrolling interests in the OP									(7,298)	(5,228)
Allocation of other comprehensive (loss)/income									404	118
Ending redeemable noncontrolling interests in the OP	236,475				119,057				236,475	119,057	98,758
Net loss attributable to common stockholders and transfers from redeemable noncontrolling interests
Net income/(loss) attributable to common stockholders	44,190	(15,559)	12,149	(30,243)	(30,825)	(26,134)	(28,968)	(26,435)	10,537	(112,362)	(95,858)
Conversion of OP units to UDR Common Stock									287	18,429	21,117
Change in equity from net income/loss attributable to common stockholders and conversion of OP units to UDR Common Stock									10,824	(93,933)	(74,741)
Noncontrolling Interest (Textual) [Abstract]
Net income attributable to non-controlling interests									$ 167	$ 146	$ 191